Equable Shares Large Cap Fund
Equable Shares Large Cap Fund
Investment Objective
The Equable Shares Large Cap Fund seeks income and capital preservation.
Fees and Expenses of the Fund
This table describes the fees and expenses that you may pay if you buy and hold shares of the Equable Shares Large Cap Fund (the “Fund”).
Shareholder Fees (fees paid directly from your investment)
Shareholder Fees	USD ($)
Shareholder Fee, Other | Equable Shares Large Cap Fund | Class I	none

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses	Equable Shares Large Cap Fund Class I
Management Fees (as a percentage of Assets)	0.75%
Distribution and Service (12b-1) Fees	none
Other Expenses (as a percentage of Assets):	0.45%	[1]
Acquired Fund Fees and Expenses	0.09%	[2]
Net Expenses (as a percentage of Assets)	1.29%
[1]	Because the Fund is new, these expenses are based on estimated amounts for the Fund’s current fiscal year.
[2]	Acquired Fund Fees and Expenses are the indirect costs of investing in other investment companies. The operating expenses in this fee table will not correlate to the expense ratio in the Fund’s financial highlights, when available, because the financial statements will include only the direct operating expenses incurred by the Fund.

Example
This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same.

Although your actual costs may be higher or lower, based on these assumptions, your costs would be:
Expense Example	Expense Example, with Redemption, 1 Year	Expense Example, with Redemption, 3 Years
Equable Shares Large Cap Fund | Class I | USD ($)	143	443

Portfolio Turnover
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in the annual fund operating expenses or in the Example, affect the Fund’s performance. As the Fund is new, it has no portfolio turnover as of the date of this Prospectus.

Principal Investment Strategies
To achieve its investment objective, the Fund invests in equity securities of U.S. large capitalization issuers and writes (sells) covered call options based on the same securities. The Fund defines large capitalization issuers as those that comprise a broad-based U.S. large capitalization market index, currently the S&P 500® Index (the “Index”). As of February 28, 2019, the market capitalization range of companies comprising the Index was $2.657 billion to $865.870 billion. The Index is reconstituted on an annual basis.

The Fund seeks to generate income and preserve capital by writing covered call options, which provides cash flow from option premiums and reduces the impact of market volatility on the Fund’s investment portfolio. A call option gives the buyer the right to purchase a security from the writer of the option at a specified price (the “exercise price”) prior to a certain date (the “expiration date”) in exchange for cash paid to the writer on the day the option is written (the “premium”). A written call option is “covered” if the Fund owns the underlying security subject to the call option at all times during the option period. When the Fund writes a covered call option, the Fund receives cash in the form of the premium in exchange for giving up a portion of the future upside gains from the underlying security. In addition, a covered call option partially hedges against declines in the price of the underlying security, to the extent of the premium the Fund receives. Writing covered call options helps to mitigate declines in the Fund’s portfolio of equity securities, though it limits the Fund’s ability to profit from increases in the value of the Fund’s portfolio of equity securities.

Under normal market conditions, the Fund will invest at least 80% of its net assets (plus any borrowings for investment purposes) in equity securities of large capitalization issuers. The Fund’s covered call options written on securities of large capitalization issuers will be included for purposes of this 80% policy. The Fund may invest in shares of one or more exchange-traded funds (“ETFs”) that invest in securities of large capitalization issuers to efficiently achieve exposure to the securities that comprise the Index. The Fund will take the Fund’s proportionate interest in the underlying securities held by the ETF into account individually when calculating the Fund’s compliance with its policy of investing at least 80% of its net assets in securities of large capitalization issuers. The Fund may alternatively invest directly in equity securities of U.S. large capitalization issuers, such as common stocks. If the Fund does so, the Fund’s investment adviser, Teramo Advisors, LLC (the “Adviser”), will select investments in equity securities of large capitalization issuers in order to achieve an investment portfolio for the Fund that is designed to replicate the performance of the Index. To the extent the Fund invests in ETFs to achieve an investment portfolio that is representative of the securities that comprise the Index, the Fund will be considered to be a “fund of funds”, meaning that it is a fund that invests in other funds, and as such incurs management and other fees directly as well as indirectly through the acquired funds it invests in (reflected in the table above as acquired fund fees and expenses). The performance of the Fund is not intended to match the performance of the Index. If the Index is concentrated in an industry or group of industries, then the Fund will also concentrate its assets in the same industry or group of industries. The Fund may sell an investment when a call option has expired, to raise cash to meet redemption requests or to seek a new investment opportunity identified by the Adviser as more suitable to meet the Fund’s investment objective.

The Fund intends to write Cboe FLexible EXchange® Options (“FLEX Options”) on the Index or equity securities, including ETFs. FLEX Options are exchange-traded option contracts that are guaranteed for settlement by the Options Clearing Corporation (“OCC”) and provide investors with the ability to customize exercise prices, exercise styles, and expiration dates. The options that are sold by the Fund may have any duration, and currently are expected to have a duration of three to six months with an “at-the-money” strike price, meaning that the strike price is the same as the actual price of the underlying equity security held by the Fund. The Fund intends to write options with “at-the-money” strike prices because the Adviser believes such options are consistent with a balanced approach that offers upside participation and downside protection. The Fund may alternatively write options with nine-month, twelve-month or other durations if, in the Adviser’s opinion based on current market conditions, a different duration would provide an investment opportunity with an outcome more likely to achieve the Fund’s investment objectives. The Fund intends to write covered call options in amounts that correspond to the number of shares of ETFs or equity securities held by the Fund. The amount of the premium received by the Fund for selling the options, plus any dividends or distributions received from investing in equity securities of large capitalization issuers, represents the return the Fund expects to receive if the U.S. large capitalization equity market represented by the Index experiences flat or positive growth over the period that the options are outstanding (currently three to six months).

The Fund may temporarily invest up to 20% of its net assets in cash or money market funds for temporary investment purposes or to meet redemption requests. While under normal market conditions the Fund intends to invest at least 80% of its net assets in equity securities of large capitalization issuers, the Adviser may determine that it is not in the best interest of the Fund to immediately invest cash held by the Fund after an option expires and the equity securities held by the Fund are called away in exchange for cash. The Fund also may invest up to 100% of its assets in cash or money market funds in response to market, political, economic or other conditions for temporary defensive purposes.

Following the initial commencement of operations of the Fund, the Fund’s shares are expected to be offered for purchase periodically based on the duration of the options it writes, which is currently three to six months. For example, if the Fund writes three-month options, an investor may expect to have four opportunities to purchase additional shares during a twelve-month cycle. The Fund typically expects to close to new purchases prior to the writing of a new option. When the Fund closes to new purchases, it will typically not open again until the approach of the date of the expiration of the options written, unless the Adviser determines otherwise. Shareholders of the Fund will be provided advance written notice when Fund shares will again be available for purchase. Pursuant to the requirements of the Investment Company Act of 1940, as amended (the “1940 Act”), shareholders will maintain daily redemption rights.

The Fund is “non-diversified” under the 1940 Act, which means that it will invest more of its assets in fewer issuers than a “diversified fund.”

Principal Risks
As with any mutual fund, there are risks to investing in the Fund. An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other governmental agency. Remember that, in addition to possibly not achieving your investment goals, you could lose all or a portion of your investment in the Fund over short or even long periods of time. The principal risks of investing in the Fund are summarized below. The principal risks are presented in alphabetical order to facilitate finding particular risks and comparing them with other funds. Each risk summarized below is considered a “principal risk” of investing in the Fund, regardless of the order in which it appears.

Correlation Risk. The Fund’s investment strategy of writing covered call options will result in performance that differs from that of the Index. The covered call options written by the Fund will limit the Fund's opportunity to participate in increases when the Index performs well. Further, the Fund incurs operating expenses and portfolio transaction costs not incurred by the Index.

Covered Call Option Risks. Writing covered calls limits the Fund’s ability to participate in price increases of the underlying securities. For the duration of the option written, the Fund will forego the opportunity to profit from increases in the market value of the underlying equity security, meaning the Fund’s return will be limited to the amount of the premium received by the Fund for selling the option, plus any dividends or distributions received from investing in the underlying equity security. The premiums received from the options may not be sufficient to offset any losses sustained from the decline in value of the underlying stocks over time. Exchanges may suspend the trading of options in volatile markets. If trading is suspended, the Fund may be unable to write options at times that may be desirable or advantageous to the Fund to do so. Premiums earned by the Fund from its written covered call options are treated as short-term capital gains, and are taxable as ordinary income when paid through to shareholders as part of a dividend.

Derivatives Risk. The Fund writes covered call options on indexes or equity securities, which are instruments that derive their performance from underlying equity securities, also referred to as “derivatives.” Derivatives can be volatile, and the Fund could experience a loss if its derivatives do not perform as anticipated, or are not correlated with the performance of their underlying security or index, or if the Fund is unable to purchase or liquidate a position because of an illiquid secondary market. Changes in liquidity may result in significant, rapid, and unpredictable changes in the prices for derivatives.

Equity Risk. The Fund invests in ETFs that invest in common stocks, options that derive their performance from the Index, which is made up of common stocks, and may also at times invest directly in common stocks. Common stocks are susceptible to general stock market fluctuations and to volatile increases and decreases in value as market confidence in and perceptions of their issuers change.

Exchange-Traded Funds Risk. The risks of investment in ETFs reflect the risks of the underlying instruments in which the ETF invests. When the Fund invests in ETFs, shareholders of the Fund indirectly bear a proportionate share of the ETF’s fees and expenses, as well as their share of the Fund’s fees and expenses. As a result, an investment by the Fund in an ETF could cause the Fund’s operating expenses (taking into account indirect expenses such as the fees and expenses of the ETF) to be higher and, in turn, performance to be lower than if the Fund were to invest directly in the instruments held by the ETF. Shareholders may invest directly in an ETF, and thereby avoid duplicative fees. Trading on an exchange does not guarantee a liquid market will exist for an ETF. Trading in an ETF may be halted if the trading in one or more of the ETF’s underlying securities is halted. ETFs may trade at a premium or discount to their net asset value.

FLEX Options Risks. The Fund intends to utilize FLEX Options issued and guaranteed for settlement by the OCC. The OCC acts a guarantor and central counterparty with respect to exchange-traded options. The Fund bears the risk that the OCC will be unable or unwilling to perform its obligations under the FLEX Options contracts. FLEX Options may be less liquid than standardized options. In a less liquid market for a FLEX Option, the Fund may have difficulty closing out a FLEX Option at the desired time and price.

Fund of Funds Risk. The Fund is a “fund of funds.” The term “fund of funds” is typically used to describe investment companies, such as the Fund, whose principal investment strategy involves investing in other investment companies (funds). A fund of funds will be subject to substantially the same risks as those associated with the direct ownership of the securities comprising the portfolio of such investment companies, and the value of the Fund’s investment will fluctuate in response to the performance of such portfolio. Shareholders in the Fund will indirectly bear fees and expenses charged by the ETFs in which the Fund invests in addition to the Fund’s direct fees and expenses. Although the Adviser will evaluate regularly each ETF in which the Fund invests to determine whether its investment program is consistent with the Fund’s investment objective, the Adviser will not have any control over the investments made by an ETF, and will not have the ability to control or otherwise influence the composition of the investment portfolio of an ETF. The investment adviser to each ETF may change aspects of its investment strategies at any time.

General Market Risk. The value of the Fund’s shares will fluctuate based on the performance of the Fund’s investments and other factors affecting the securities markets generally.

Large capitalization risk. Larger, more established companies may be unable to respond quickly to new competitive challenges such as changes in technology and consumer tastes. Larger companies also may not be able to attain the high growth rates of successful smaller companies.

Leverage Risk. Some transactions may give rise to a form of economic leverage and may expose the Fund to greater risk and increase its costs. The use of leverage may cause the Fund to liquidate portfolio positions when it may not be advantageous to do so to satisfy its obligations or to meet any required asset segregation requirements. Increases and decreases in the value of the Fund’s portfolio will be magnified when the Fund uses leverage. Use of leverage can produce volatility and increase the risk that the Fund will lose more than it has invested.

Liquidity Risk. The Fund’s investments may not be readily sold at the desired time or price, and may be sold at a lower price or may not have a sufficient market to be sold at all. An inability to sell securities can adversely affect the value of the Fund, may prevent the Fund from taking advantage of other investment opportunities, or may prevent the Fund from meeting redemption requests.

New Adviser and Management Risk. The Fund’s investment adviser only recently began managing registered investment companies, which may increase the risks associated with investments in the Fund. The Adviser’s investment strategies for the Fund may not result in an increase in the value of your investment or in overall performance equal to other investments, and your investment may lose value.

New Fund Risk. As of the date of this Prospectus, the Fund has no operating history and may not attract sufficient assets to achieve or maximize investment and operational efficiencies.

Non-Diversified Fund Risk. Because the Fund is non-diversified, it will invest a greater percentage of its assets in the securities of a single issuer. As a result, a decline in the value of an investment in a single issuer could cause the Fund’s overall value to decline to a greater degree than if the Fund held a more diversified portfolio.

Tax Risk. The Fund’s investments in options may subject the Fund to special tax rules, the effect of which may be to accelerate income to the Fund, defer losses to the Fund, cause adjustments in the holding periods of the Fund’s securities, convert long-term capital gains into short-term capital gains or convert short-term capital losses into long-term capital losses. Premiums earned by the Fund from its written covered call options are treated as short-term capital gains, and are taxable as ordinary income.

Valuation Risk. The lack of an active trading market may make it difficult to obtain an accurate price for a security held or option written by the Fund. If market conditions make it difficult to value securities or options, the Fund may value these securities or options using more subjective methods, such as fair value pricing. In such cases, the value determined for a security or option could be different than the value realized upon such security’s or option’s sale. As a result, an investor could pay more than the market value when buying Fund shares or receive less than the market value when selling Fund shares.

Performance
When the Fund has been in operation for a full calendar year, performance information will be shown here. Updated performance information will be available on the Fund’s website at www.equableshares.com/funds or by calling the Fund toll-free at (888) 898-2024.